Condensed Consolidated Statement of Changes in Stockholders' (Deficiency) (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Series B Preferred Stock [Member]
Balance	$ 31,000
Balance, shares	31,000
Issuance of Preferred B stock in satisfaction of deferred compensation		$ 25,000	$ 31,000
Issuance of Preferred B stock in satisfaction of deferred compensation, shares		25,000	31,000
Issuance of common stock relating to Officer Employment Agreement
Issuance of common stock relating to Officer Employment Agreement, shares
Convertible Note Conversions
Convertible Note Conversions, shares
Issuance of common stock to an officer for services
Issuance of common stock to an officer for services, shares
Issuance of common stock for consulting services and to a service provider in connection with Service Settlement Agreement dated November 27, 2020
Issuance of common stock for consulting services and to a service provider in connection with Service Settlement Agreement dated November 27, 2020, shares
Issuance of common stock to directors for accrued compensation
Issuance of common stock to directors for accrued compensation, shares
Issuance of common stock for Amwaste asset purchase
Issuance of common stock for Amwaste asset purchase, shares
Amwaste closing adjustment
Warrant Cashless Exercise
Warrant Cashless Exercise, shares
Issuance of Common Shares relating to Officer Employment Agreement
Issuance of Common Shares relating to Officer Employment Agreement, shares
Net loss
Balance	$ 31,000	$ 25,000	$ 31,000
Balance, shares	31,000	25,000	31,000
Common Stock [Member]
Balance	$ 12,984	$ 10,505	$ 10,505	$ 10,505
Balance, shares	129,836,060	105,051,540	105,051,540	105,051,540
Issuance of Preferred B stock in satisfaction of deferred compensation
Issuance of Preferred B stock in satisfaction of deferred compensation, shares
Issuance of common stock relating to Officer Employment Agreement			$ 84
Issuance of common stock relating to Officer Employment Agreement, shares			840,000
Convertible Note Conversions			$ 1,266
Convertible Note Conversions, shares			12,662,039
Issuance of common stock to an officer for services		$ 84
Issuance of common stock to an officer for services, shares		840,000
Issuance of common stock for consulting services and to a service provider in connection with Service Settlement Agreement dated November 27, 2020	$ 75		$ 1,000
Issuance of common stock for consulting services and to a service provider in connection with Service Settlement Agreement dated November 27, 2020, shares	750,000		10,000,000
Issuance of common stock to directors for accrued compensation	$ 238
Issuance of common stock to directors for accrued compensation, shares	2,382,758
Issuance of common stock for Amwaste asset purchase	$ 200
Issuance of common stock for Amwaste asset purchase, shares	2,000,000
Amwaste closing adjustment
Warrant Cashless Exercise			$ 26
Warrant Cashless Exercise, shares			262,481
Issuance of Common Shares relating to Officer Employment Agreement			$ 103
Issuance of Common Shares relating to Officer Employment Agreement, shares			1,020,000
Net loss
Balance	$ 13,497	$ 10,589	$ 12,984	$ 10,505
Balance, shares	134,968,818	105,891,540	129,836,060	105,051,540
Additional Paid-in Capital [Member]
Balance	$ 3,374,888	$ 2,913,369	$ 2,913,369	$ 2,913,369
Issuance of Preferred B stock in satisfaction of deferred compensation
Issuance of common stock relating to Officer Employment Agreement			33,516
Convertible Note Conversions			247,364
Issuance of common stock to an officer for services		33,516
Issuance of common stock for consulting services and to a service provider in connection with Service Settlement Agreement dated November 27, 2020	29,775		162,000
Issuance of common stock to directors for accrued compensation	56,541
Issuance of common stock for Amwaste asset purchase	98,800
Amwaste closing adjustment
Warrant Cashless Exercise			(26)
Issuance of Common Shares relating to Officer Employment Agreement			18,665
Net loss
Balance	3,560,004	2,946,885	3,374,888	2,913,369
Accumulated Deficit [Member]
Balance	(7,776,354)	(7,043,784)	(7,043,784)	(6,951,408)
Issuance of Preferred B stock in satisfaction of deferred compensation
Issuance of common stock to an officer for services
Issuance of common stock for consulting services and to a service provider in connection with Service Settlement Agreement dated November 27, 2020
Issuance of common stock to directors for accrued compensation
Issuance of common stock for Amwaste asset purchase
Amwaste closing adjustment
Net loss	(328,138)	(131,556)	(732,570)	(92,376)
Balance	(8,104,492)	(7,175,340)	(7,776,354)	(7,043,784)
Balance	(4,357,482)	(4,119,910)	(4,119,910)	(4,027,534)
Issuance of Preferred B stock in satisfaction of deferred compensation		25,000	31,000
Issuance of common stock relating to Officer Employment Agreement			33,600
Convertible Note Conversions			248,630
Issuance of common stock to an officer for services		33,600
Issuance of common stock for consulting services and to a service provider in connection with Service Settlement Agreement dated November 27, 2020	29,850		163,000
Issuance of common stock to directors for accrued compensation	56,779
Issuance of common stock for Amwaste asset purchase	99,000
Amwaste closing adjustment
Warrant Cashless Exercise
Issuance of Common Shares relating to Officer Employment Agreement			18,768
Net loss	(328,138)	(131,556)	(732,570)	(92,376)
Balance	$ (4,499,991)	$ (4,192,866)	$ (4,357,482)	$ (4,119,910)